GENERAL	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1:-	GENERAL

Magic Software Enterprises Ltd., an Israeli company, and its subsidiaries ("the Group") is a global provider of software platforms and professional services that accelerate the planning, development, deployment and integration of on-premise, mobile and cloud business applications  ("the Magic technology"). Magic technology enables enterprises to accelerate the process of delivering business solutions that meet current and future needs and allow customers to dramatically improve their business performance and return on investment. To complement  its software products and to increase its traction with customers, the Group also offers a complete portfolio of IT professional services in the areas of infrastructure design and delivery, application development, technology planning and implementation services, communications services and solutions, and supplemental staffing services. The Company reports its results on the basis of two reportable business segments: software services (which include proprietary and non-proprietary software and related services) and IT professional services (see Note 16 for further details). The principal markets of the Group are Europe, United States, Japan and Israel (see Note 16).

For information about the Company's holdings in subsidiaries and affiliates, see Appendix A to the consolidated financial statements.